Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 13,171,811	$ 25,622,430
Payables	23,287,859	23,912,133
Guarantee deposits	665,793	564,576
Bonds payable	43,236,182	51,166,733
Long-term loans	37,009,657	39,432,170
Other financial liabilities	21,960,458	22,338,401
Total	139,331,760	163,036,443
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	13,171,811	25,622,430
Payables	23,088,071	23,807,378
Guarantee deposits	52,890	95,085
Bonds payable	3,000,855	26,321,530
Long-term loans	4,036,260	3,855,962
Other financial liabilities	112,744	0
Total	43,462,631	79,702,385
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	199,788	0
Guarantee deposits	154,787	14,071
Bonds payable	23,187,913	5,564,967
Long-term loans	10,997,829	8,728,249
Other financial liabilities	0	0
Total	34,540,317	14,307,287
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	15,385	29,876
Bonds payable	8,484,393	10,590,265
Long-term loans	17,209,849	13,397,515
Other financial liabilities	17,477,984	13,402,849
Total	43,187,611	37,420,505
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	104,755
Guarantee deposits	442,731	425,544
Bonds payable	8,563,021	8,689,971
Long-term loans	4,765,719	13,450,444
Other financial liabilities	4,369,730	8,935,552
Total	$ 18,141,201	$ 31,606,266